CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 7,811	$ 9,636	$ 22,566
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,196	10,559	11,283
Stock based compensation	17,574	16,545	13,064
Gain on sale of marketable securities	(438)	(639)	(537)
Amortization of premiums, accretion of discounts and accrued interest on marketable securities, net	2,720	931	618
Accrued interest on bank deposits	2,424	(1,210)	2,123
Increase in accrued severance pay, net	468	202	888
Decrease (increase) in trade receivables, net	3,657	5,762	(2,407)
Changes in deferred income taxes, net	(3,466)	333	(1,535)
Decrease (increase) in other current assets and prepaid expenses	(4,625)	(5,217)	(5,454)
Decrease in inventories	2,355	5	4,461
Increase (decrease) in trade payables	428	(2,433)	1,775
Increase in deferred revenues	20,063	16,797	2,260
Increase in other payables and accrued expenses	12,238	11,305	2,784
Operating lease right-of-use assets	5,532	5,593	5,962
Operating lease liabilities	(5,163)	(4,304)	(4,999)
Net cash provided by operating activities	71,774	63,865	52,852
Cash flows from investing activities:
Purchase of property and equipment	(5,603)	(8,671)	(8,155)
Proceeds from (investing in) other long-term assets	49	(110)	4
Proceeds from (investing in) bank deposits	24,448	(23,878)	15,960
Purchase of marketable securities	(88,300)	(32,981)	(67,145)
Proceeds from maturity of marketable securities	59,980	29,452	17,005
Proceeds from sale of marketable securities	17,275	21,820	3,777
Payment for the acquisition of subsidiary, net of cash acquired			(12,239)
Net cash provided by (used in) investing activities	7,849	(14,368)	(50,793)
Cash flows from financing activities:
Proceeds from exercise of stock options	10,590	11,903	17,998
Payment of deferred consideration related to acquisition		(2,054)
Repurchase of ordinary shares	(52,471)	(45,326)	(24,509)
Net cash used in financing activities	(41,881)	(35,477)	(6,511)
Increase (decrease) in cash and cash equivalents	37,742	14,020	(4,452)
Cash and cash equivalents at the beginning of the year	54,771	40,751	45,203
Cash and cash equivalents at the end of the year	92,513	54,771	40,751
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income	2,748	1,314	3,296
Non-cash investing activity
Right-of-use asset recognized with corresponding lease liability	2,538	15,272	24,105
Deferred consideration related to acquisition			$ 2,080